SIGNIFICANT ACCOUNTING POLICIES - Transactions between the VIE and other entities in the consolidated group (Details) $ in Thousands, $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SIGNIFICANT ACCOUNTING POLICIES
Amounts due to related parties	$ 79,090		$ 69,018		$ 10,182
Revenues	13,590,125	$ 1,749,568	10,008,418	$ 7,614,027
Related Party
SIGNIFICANT ACCOUNTING POLICIES
Amounts due to related parties	79,090		69,018
VIEs and its subsidiaries
SIGNIFICANT ACCOUNTING POLICIES
Revenues	244,315		301,087	226,468
Advances from Group companies	0		0	8,120
Repayment of advances	0		0	8,120
Registered capital | ¥						¥ 10	¥ 10
VIEs and its subsidiaries | Inter-company
SIGNIFICANT ACCOUNTING POLICIES
Revenues	229,561		279,145	$ 202,834
VIEs and its subsidiaries | Internal Companies
SIGNIFICANT ACCOUNTING POLICIES
Due from internal companies	457,214		370,065
Amounts due to related parties	$ 79,608		$ 87,630